Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: May 2007

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: May 31, 2007

(b)	Interest Period: May 15, 2007 through June 14, 2007

(1)	Interest Period for New Issuances:

A2007-7: May 9, 2007 through June 14, 2007

A2007-5: May 22, 2007 through June 14, 2007

A2007-8: May 30, 2007 through June 14, 2007

(c)	Determination Date: June 13, 2007

(d)	Distribution Date: June 15, 2007

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey Title: Vice President